Term Debt - Summary of long term debt (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Beginning Balance	$ 4,722	$ 1,970	$ 1,970	$ 2,940
Additions	981		3,941	4,000
Repayment of debt	(1,552)	(962)	(1,393)	(1,000)
Amortization of Note Discount	33		49	30
Effect of Currency Translation	(122)		181
Conversion to Equity				(4,000)
Ending Balance	4,062		4,722	1,970
Less contractual current portion	(1,377)		(1,800)	(1,000)
Less RBC debt long term classified as current	(586)
Debt, net of current portion	2,099		2,922	970
RBC term loan
Debt Instrument [Line Items]
Beginning Balance	2,090
Additions			2,401
Repayment of debt	(608)		(419)
Amortization of Note Discount
Effect of Currency Translation	(68)		108
Conversion to Equity
Ending Balance	1,414		2,090
BDC term loan
Debt Instrument [Line Items]
Beginning Balance	1,705
Additions			1,632
Repayment of debt
Amortization of Note Discount
Effect of Currency Translation	(56)		73
Conversion to Equity
Ending Balance	1,649		1,705
SVB term loan
Debt Instrument [Line Items]
Beginning Balance	1,000	2,000	2,000	3,000
Additions
Repayment of debt	(750)		(1,000)	(1,000)
Amortization of Note Discount
Effect of Currency Translation
Conversion to Equity
Ending Balance	250		1,000	2,000
SVB term loan-2
Debt Instrument [Line Items]
Beginning Balance
Additions	1,000
Repayment of debt	(194)
Amortization of Note Discount
Effect of Currency Translation
Ending Balance	806
Note discount | RBC term loan
Debt Instrument [Line Items]
Beginning Balance	(38)
Additions			(58)
Repayment of debt
Amortization of Note Discount	18		20
Effect of Currency Translation	1
Conversion to Equity
Ending Balance	(19)		(38)
Note discount | BDC term loan
Debt Instrument [Line Items]
Beginning Balance	(31)
Additions			(34)
Repayment of debt
Amortization of Note Discount	5		3
Effect of Currency Translation	1
Conversion to Equity
Ending Balance	(25)		(31)
Note discount | SVB term loan
Debt Instrument [Line Items]
Beginning Balance	(4)	(30)	(30)	(60)
Additions
Repayment of debt
Amortization of Note Discount	4		26	30
Effect of Currency Translation
Conversion to Equity
Ending Balance	(4)		(4)	(30)
Note discount | SVB term loan-2
Debt Instrument [Line Items]
Beginning Balance
Additions	(19)
Repayment of debt
Amortization of Note Discount	6
Effect of Currency Translation
Ending Balance	(13)
Senior Subordinated Secured Note
Debt Instrument [Line Items]
Beginning Balance
Additions				4,000
Conversion to Equity				(4,000)
Ending Balance